Commitment - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Abstract]
Rent expense related to non-cancelable operating leases	$ 404,438	$ 481,269	$ 326,523